UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7920

High Income Opportunity Fund Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: September 30

Date of reporting period: December 31, 2004

ITEM 1.	SCHEDULE OF INVESTMENTS

Schedule of Investments (unaudited)	December 31, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE

CORPORATE BONDS AND NOTES — 93.0%
CONSUMER DISCRETIONARY — 25.1%
Cable & Media — 8.3%
$525,000	BB+	Avista Corp., Sr. Notes, 9.750% due 6/1/08	$611,341
		Charter Communications Holdings LLC, Sr. Discount Notes:
8,655,000	CCC-	Step bond to yield 11.732% due 1/15/10	8,114,062
2,735,000	CCC-	Step bond to yield 11.668% due 1/15/11	2,311,075
3,880,000	CCC-	Step bond to yield 17.391% due 5/15/11	2,871,200
		CSC Holdings Inc.:
2,425,000	BB-	Sr. Debentures, 7.625% due 7/15/18	2,576,563
		Sr. Notes:
1,025,000	BB-	7.875% due 12/15/07	1,104,438
		Series B:
1,200,000	BB-	8.125% due 7/15/09	1,318,500
700,000	BB-	7.625% due 4/1/11	757,750
1,955,000	B+	Sr. Sub. Debentures, 10.500% due 5/15/16	2,228,700
2,375,000	BB-	DirecTV Holdings LLC, Sr. Notes, 8.375% due 3/15/13	2,674,844
		Echostar DBS Corp.:
3,150,000	BB-	Guaranteed Notes, 6.625% due 10/1/14 (b)	3,205,125
1,979,000	BB-	Sr. Notes, 9.125% due 1/15/09	2,186,795
2,630,000	B-	Insight Communications Co., Inc., Sr. Discount Notes, step bond to yield 13.766% due 2/15/11	2,570,825
650,000	B+	Insight Midwest L.P./Insight Capital Inc., Sr. Notes, 10.500% due 11/1/10	715,000
3,075,000	B	Mediacom Broadband LLC, Sr. Notes, 11.000% due 7/15/13	3,321,000
75,000	B	Mediacom LLC/Mediacom Capital Corp., Sr. Notes, 9.500% due 1/15/13	75,656
1,300,000	B+	PanAmSat Corp., Guaranteed Notes, 9.000% due 8/15/14 (b)	1,457,625
4,500,000	B+	Rogers Cablesystems, Ltd., Guaranteed Notes, 11.000% due 12/1/15	5,040,000
2,575,000	BBB+	Time Warner Inc., Guaranteed Notes, 6.625% due 5/15/29	2,783,253

			45,923,752

Casinos & Gaming — 5.0%
2,170,000	B	Ameristar Casinos Inc., Guaranteed Notes, 10.750% due 2/15/09	2,430,400
		Caesars Entertainment Inc., Sr. Sub. Notes:
1,300,000	BB-	9.375% due 2/15/07	1,436,500
1,325,000	BB-	8.875% due 9/15/08	1,503,875
2,545,000	BB-	8.125% due 5/15/11	2,952,200
1,845,000	B-	Global Cash Access LLC/Global Cash Finance Corp., Sr. Sub. Notes, 8.750% due 3/15/12	1,997,213

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)	December 31, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE

Casinos & Gaming — 5.0% (continued)
$2,625,000	B-	Herbst Gaming Inc., Sr. Sub. Notes, 7.000% due 11/15/14 (b)	$2,670,938
2,175,000	B	Kerzner International Ltd., Guaranteed Notes, 8.875% due 8/15/11	2,387,062
		Mandalay Resort Group:
700,000	BB-	Sr. Sub. Debentures, 7.625% due 7/15/13	770,000
1,725,000	BB-	Sr. Sub. Notes, Series B, 10.250% due 8/1/07	1,957,875
		MGM MIRAGE:
		Guaranteed Notes:
875,000	BB-	9.750% due 6/1/07	975,625
2,050,000	BB-	8.375% due 2/1/11	2,321,625
2,100,000	BB+	Sr. Notes, 6.750% due 9/1/12	2,220,750
125,000	B+	Scientific Games Corp., Sr. Sub. Notes, 6.250% due 12/15/12 (b)	127,812
800,000	B+	Station Casinos, Inc., Sr. Sub. Notes, 6.875% due 3/1/16	837,000
2,615,000	B	Venetian Casino Resort LLC, Guaranteed Notes, 11.000% due 6/15/10	2,997,444

			27,586,319

Home Builders — 1.6%
		D.R. Horton Inc.:
1,140,000	BB+	Guaranteed Notes, 8.000% due 2/1/09	1,281,075
910,000	BB-	Sr. Sub. Notes, 9.375% due 3/15/11	1,010,100
1,350,000	BB-	KB HOME, Sr. Sub. Notes, 9.500% due 2/15/11	1,491,750
1,490,000	BBB-	Lennar Corp., Guaranteed Notes, Series B, 9.950% due 5/1/10	1,598,484
650,000	BBB-	Ryland Group, Inc., Sr. Notes, 9.750% due 9/1/10	710,125
1,715,000	BB-	Schuler Homes Inc., Guaranteed Notes, 10.500% due 7/15/11	1,959,388
875,000	B+	Standard Pacific Corp., Sr. Sub. Notes, 9.250% due 4/15/12	1,019,375

			9,070,297

International Cable — 0.1%
400,000	B-	NTL Cable Plc, Sr. Notes, 8.750% due 4/15/14 (b)	453,000

Leisure — 1.0%
846,000	CCC+	AMC Entertainment Inc., Sr. Sub. Notes, 9.500% due 2/1/11	878,782
3,725,000	B-	Cinemark, Inc., Sr. Discount Notes, step bond to yield 9.393% due 3/15/14	2,831,000
250,000	CCC+	LCE Acquisition Corp., Guaranteed Notes, 9.000% due 8/1/14 (b)	271,875

See Notes to Schedule of Investments.
2

Schedule of Investments (unaudited) (continued)	December 31, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE

Leisure — 1.0% (continued)
		Six Flags Inc., Sr. Notes:
$900,000	CCC	9.750% due 4/15/13	$918,000
675,000	CCC	9.625% due 6/1/14	681,750

			5,581,407

Lodging — 1.7%
		Hilton Hotels Corp.:
275,000	BBB-	Notes, 7.625% due 12/1/12	322,081
1,360,000	BBB-	Sr. Notes, 7.950% due 4/15/07	1,480,023
2,920,000	B+	Host Marriott L.P., Guaranteed Notes, Series I, 9.500% due 1/15/07	3,212,000
2,550,000	CCC+	MeriStar Hospitality Operating Partnership, L.P./
		MeriStar Hospitality Finance Corp., Guaranteed Notes, 10.500% due 6/15/09	2,792,250
1,250,000	BB+	Starwood Hotels & Resorts Worldwide Inc., Guaranteed Notes, 7.875% due 5/1/12	1,434,375

			9,240,729

Publishing & Printing — 2.1%
175,000	B	Cadmus Communications Corp., Sr. Sub. Notes, 8.375% due 6/15/14	191,406
3,925,176	B-	Canwest Media Inc., Sr. Sub. Notes, 8.000% due 9/15/12 (b)	4,229,377
		Dex Media Inc., Discount Notes:
3,000,000	B	Step bond to yield 8.372% due 11/15/13	2,366,250
1,250,000	B	Step bond to yield 9.161% due 11/15/13	985,938
2,300,000	B-	Houghton Mifflin Co., Sr. Discount Notes, step bond to yield 11.232% due 10/15/13	1,702,000
609,000	B	PEI Holdings Inc., Sr. Secured Notes, 11.000% due 3/15/10	712,530
625,000	B-	Vertis Inc., Secured Notes, 9.750% due 4/1/09	681,250
601,000	BB-	Yell Finance B.V., Sr. Discount Notes, step bond to yield 12.263% due 8/1/11	593,487

			11,462,238

Radio — 0.5%
375,000	B-	NextMedia Operating Inc., Guaranteed Notes, 10.750% due 7/1/11	421,875
1,235,000	B-	Radio One, Inc., Guaranteed Notes, Series B, 8.875% due 7/1/11	1,350,781
850,000	CCC+	Spanish Broadcasting Systems, Guaranteed Notes, 9.625% due 11/1/09	894,625

			2,667,281

See Notes to Schedule of Investments.
3

Schedule of Investments (unaudited) (continued)	December 31, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE

Restaurants — 1.0%
$1,775,000	CCC+	Buffets, Inc., Sr. Sub. Notes, 11.250% due 7/15/10	$1,908,125
1,350,000	B-	Carrols Corp., Sr. Sub. Notes, 9.000% due 1/15/13 (b)	1,404,000
1,150,000	B-	Friendly Ice Cream Corp., Sr. Notes, 8.375% due 6/15/12	1,134,188
1,000,000	B	VICORP Restaurants, Inc., Sr. Notes, 10.500% due 4/15/11	1,010,000

			5,456,313

Retail — 2.3%
800,000	B-	Equinox Holdings Inc., Sr. Notes, 9.000% due 12/15/09	856,000
1,250,000	CCC+	Eye Care Centers of America, Inc., Guaranteed Notes, 9.125% due 5/1/08	1,256,250
1,800,000	BB+	The Gap Inc., Notes, 10.300% due 12/15/08	2,200,500
		J.C. Penney Co. Inc., Notes:
2,325,000	BB+	8.000% due 3/1/10	2,667,938
2,177,000	BB+	9.000% due 8/1/12	2,694,038
897,000	Aa3*	Pennzoil-Quaker State Co., Guaranteed Notes, 10.000% due 11/1/08	988,332
1,819,000	BB	Saks Inc., Guaranteed Notes, 9.875% due 10/1/11	2,164,610

			12,827,668

Television – Other — 0.4%
		Paxson Communications Corp., Guaranteed Notes:
665,000	CCC	10.750% due 7/15/08	701,575
1,370,000	CCC	Step bond to yield 12.309% due 1/15/09	1,287,800

			1,989,375

Textile/Apparel — 1.1%
2,000,000	B-	Interface, Inc., Sr. Notes, 10.375% due 2/1/10	2,310,000
		Levi Strauss & Co.:
1,255,000	CCC	Notes, 7.000% due 11/1/06	1,324,025
1,350,000	CCC	Sr. Notes, 11.625% due 1/15/08	1,424,250
777,000	B+	The William Carter Co., Guaranteed Notes, Series B, 10.875% due 8/15/11	874,125

			5,932,400

		TOTAL CONSUMER DISCRETIONARY	138,190,779

CONSUMER STAPLES — 6.1%
Consumer Products — 3.2%
1,220,000	BBB-	American Greetings Corp., Notes, 6.100% due 8/1/28	1,308,450
1,950,000	B	Hines Nurseries Inc., Guaranteed Notes, 10.250% due 10/1/11	2,140,125
2,550,000	CCC	Home Interiors & Gifts Inc., Guaranteed Notes, 10.125% due 6/1/08	2,116,500
2,200,000	B-	Icon Health & Fitness, Inc., Guaranteed Notes, 11.250% due 4/1/12	1,859,000
1,150,000	CCC+	Leiner Health Products Inc., Sr. Sub. Notes, 11.000% due 6/1/12	1,262,125

See Notes to Schedule of Investments.

4

Schedule of Investments (unaudited) (continued)	December 31, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE

Consumer Products — 3.2% (continued)
$2,150,000	B	Playtex Products, Inc., Secured Notes, 8.000% due 3/1/11	$2,359,625
225,000	B-	Riddell Bell Holdings Inc., Sr. Sub. Notes, 8.375% due 10/1/12 (b)	234,000
2,550,000	B-	Sealy Mattress Co., Sr. Sub. Notes, 8.250% due 6/15/14	2,715,750
3,350,000	B-	Simmons Bedding Co., Sr. Discount Notes, step bond to yield 10.002% due 12/15/14 (b)	2,060,250
1,395,000	B	Sola International Inc., Notes, 6.875% due 3/15/08	1,417,585

			17,473,410

Food Processing/Beverages/Tobacco — 1.6%
875,000	B+	Cott Beverages USA Inc., Guaranteed Notes, 8.000% due 12/15/11	957,031
995,000	BB-	Dean Foods Co., Sr. Notes, 6.900% due 10/15/17	1,021,119
1,125,000	B	Del Monte Corp., Sr. Sub. Notes, 8.625% due 12/15/12 Doane Pet Care Co.:	1,265,625
2,575,000	CCC+	Guaranteed Notes, 10.750% due 3/1/10	2,768,125
175,000	CCC+	Sr. Sub. Notes, 9.750% due 5/15/07	173,250
2,675,000	B-	Pinnacle Foods Holding Corp., Sr. Sub. Notes, 8.250% due 12/1/13 (b)	2,561,313

			8,746,463

Retail – Food & Drug — 0.9%
1,500,000	B	Jean Coutu Group Inc., Sr. Sub. Notes, 8.500% due 8/1/14 (b)	1,545,000
		Rite Aid Corp.:
75,000	B-	Guaranteed Notes, 11.250% due 7/1/08	81,750
1,845,000	B-	Notes, 7.125% due 1/15/07	1,854,225
1,630,000	B-	Sr. Notes, 7.625% due 4/15/05	1,654,450

			5,135,425

Supermarkets — 0.4%
		Ahold Lease USA, Inc., Guaranteed Pass-Through Certificates:
1,347,665	BB	Series 01-A-1, step bond to yield 7.820% due 1/2/20	1,463,058
675,000	BB	Series 01-A-2, step bond to yield 8.620% due 1/2/25	739,547

			2,202,605

		TOTAL CONSUMER STAPLES	33,557,903

ENERGY — 6.3%
Drillers & Service — 0.7%
650,000	B-	Dresser-Rand Group Inc., Sr. Sub. Notes, 7.375% due 11/1/14 (b)	666,250
1,725,000	B	Hanover Compressor Co., Sr. Notes, 9.000% due 6/1/14	1,927,688
865,000	BB-	SESI, LLC, Guaranteed Notes, 8.875% due 5/15/11	951,500

			3,545,438

See Notes to Schedule of Investments.
5

Schedule of Investments (unaudited) (continued)	December 31, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE

Oil & Gas — 5.6%
		Dynegy Holdings Inc.:
$4,500,000	B-	2nd Priority Sr. Secured Notes, 8.020% due 7/15/08 (b)(c)	$4,927,500
4,500,000	CCC+	Debentures, 7.625% due 10/15/26	3,931,875
		El Paso Corp., Sr. Medium-Term Notes:
750,000	CCC+	7.800% due 8/1/31	723,750
6,275,000	CCC+	7.750% due 1/15/32	6,039,688
1,121,000	B+	Magnum Hunter Resource, Inc., Sr. Notes, 9.600% due 3/15/12	1,277,940
2,125,000	B+	Plains Exploration & Production Co., Sr. Sub. Notes,
		Series B, 8.750% due 7/1/12	2,385,313
520,000	BB	Pogo Producing Co., Sr. Sub. Notes, Series B, 8.250% due 4/15/11	566,800
700,000	B	Swift Energy Co., Sr. Sub. Notes, 9.375% due 5/1/12	787,500
		Vintage Petroleum Inc.:
1,210,000	BB-	Sr. Notes, 8.250% due 5/1/12	1,340,075
1,600,000	B	Sr. Sub. Notes, 7.875% due 5/15/11	1,712,000
		The Williams Cos., Inc., Notes:
1,825,000	B+	7.625% due 7/15/19	2,016,625
2,950,000	B+	7.875% due 9/1/21	3,304,000
1,550,000	B+	8.750% due 3/15/32	1,788,312

			30,801,378

		TOTAL ENERGY	34,346,816

FINANCIALS — 5.1%
Financial & Leasing — 5.1%
425,000	BB-	Ahold Finance USA, Inc., Notes, 8.250% due 7/15/10	483,437
9,956,016	D	Airplanes Pass-Through Trust, Corporate Asset-Backed Securities, Guaranteed Notes, Series D, 10.875% due 3/15/12 (d)(f)†	0
975,000	B-	Borden U.S. Finance Corp./Nova Scotia Finance ULC, Secured Notes, 9.000% due 7/15/14 (b)	1,087,125
683,000	B	Dex Media East LLC/Dex Media East Finance Co., Guaranteed Notes, 12.125% due 11/15/12	835,821
1,416,000	B	Dex Media West LLC/Dex Media Finance Co., Sr. Sub. Notes, Series B, 9.875% due 8/15/13	1,639,020
1,325,000	BBB-	Ford Motor Credit Co., Notes, 7.250% due 10/25/11	1,422,879
1,275,000	BBB-	General Motors Acceptance Corp., Notes, 6.875% due 8/28/12	1,303,672
1,680,000	BB	Markel Capital Trust I, Capital Securities, Guaranteed Notes, Series B, 8.710% due 1/1/46	1,823,301
2,250,000	B-	Nexstar Finance, Inc., Sr. Sub. Notes, 7.000% due 1/15/14	2,238,750

See Notes to Schedule of Investments.
6

Schedule of Investments (unaudited) (continued)	December 31, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE

Financial & Leasing — 5.1% (continued)
$5,500,000	CCC-	Ocwen Capital Trust I, Capital Securities, Guaranteed Notes, 10.875% due 8/1/27	$5,678,750
500,000	B+	R.H. Donnelley Finance Corp. I, Guaranteed Notes, 10.875% due 12/15/12 (b)	596,250
		Sprint Capital Corp., Guaranteed Notes:
3,250,000	BBB-	6.875% due 11/15/28	3,568,919
5,550,000	BBB-	8.750% due 3/15/32	7,417,075

		TOTAL FINANCIALS	28,094,999

HEALTHCARE — 4.3%
Healthcare Equipment & Supplies — 4.3%
1,350,000	CC	aaiPharma Inc., Guaranteed Notes, step bond to yield 12.000% due 4/1/10	1,015,875
2,450,000	B-	AmeriPath, Inc., Guaranteed Notes, 10.500% due 4/1/13	2,615,375
2,900,000	B	Athena Neurosciences Financial LLC, Guaranteed Notes, 7.250% due 2/21/08	3,045,000
1,350,000	B	Community Health Systems Inc., Sr. Sub. Notes, 6.500% due 12/15/12 (b)	1,366,875
725,000	B-	Curative Health Services, Inc., Sr. Notes, 10.750% due 5/1/11	652,500
1,773,624	B+	Dade Behring Holdings Inc., Guaranteed Notes, 11.910% due 10/3/10	1,982,025
		Extendicare Health Services Inc.:
775,000	B	Guaranteed Notes, 9.500% due 7/1/10	871,875
1,000,000	B-	Sr. Sub. Notes, 6.875% due 5/1/14	1,025,000
650,000	CCC+	Hanger Orthopedic Group Inc., Guaranteed Notes, 10.375% due 2/15/09	674,375
1,150,000	BB+	HCA Inc., Notes, 6.375% due 1/15/15	1,156,776
2,675,000	B-	IASIS Healthcare LLC/IASIS Capital Corp., Sr. Sub. Notes, 8.750% due 6/15/14	2,929,125
1,375,000	CCC+	InSight Health Services Corp., Guaranteed Notes, Series B, 9.875% due 11/1/11	1,395,625
		Tenet Healthcare Corp.:
4,250,000	B-	Notes, 7.375% due 2/1/13	4,143,750
		Sr. Notes:
575,000	B-	5.375% due 11/15/06	580,750
75,000	B-	9.875% due 7/1/14 (b)	82,125

		TOTAL HEALTHCARE	23,537,051

INDUSTRIALS — 28.5%
Aerospace & Defense — 0.4%
650,000	BB-	Sequa Corp., Sr. Notes, 9.000% due 8/1/09	736,125
1,250,000	B	Titan Corp., Guaranteed Notes, 8.000% due 5/15/11	1,337,500

			2,073,625

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)	December 31, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE

Airlines — 0.6%
		Continental Airlines, Inc., Pass-Through Certificates:
$438,638	BB	Series 00-2, Class C, 8.312% due 4/2/11	$337,976
2,380,000	B	Series 01-2, Class D, 7.568% due 12/1/06	1,954,672
		United Air Lines Inc., Pass-Through Certificates:
962,969	NR	Series 00-1, Class B, 8.030% due 7/1/11 (d)	163,725
2,268,135	NR	Series 00-2, Class B, 7.811% due 10/1/09 (d)	621,118
		Series 01-1:
460,000	NR	Class B, 6.932% due 9/1/11 (d)	140,497
1,045,000	NR	Class C, 6.831% due 9/1/08 (d)	48,801

			3,266,789

Automotive — 2.1%
695,000	B+	Arvin Capital I, Capital Securities, 9.500% due 2/1/27	722,800
1,925,000	BBB-	Dana Corp., Notes, 6.500% due 3/1/09	2,040,500
2,200,000	B-	Eagle-Picher Industries, Inc., Sr. Notes, 9.750% due 9/1/13	2,211,000
775,000	BBB-	Ford Motor Co., Notes, 7.450% due 7/16/31	781,700
		General Motors Corp.:
1,800,000	BBB-	Debentures, 8.375% due 7/15/33	1,870,114
2,125,000	BBB-	Sr. Notes, 7.125% due 7/15/13	2,178,034
1,000,000	B-	Tenneco Automotive Inc., Sr. Secured 2nd Lien Notes, Series B, 10.250% due 7/15/13	1,185,000
276,000	BB-	TRW Automotive Inc., Sr. Sub. Notes, 11.000% due 2/15/13	333,960

			11,323,108

Building Products — 1.4%
		Associated Materials Inc.:
435,000	B-	Guaranteed Notes, 9.750% due 4/15/12	488,287
4,950,000	B-	Sr. Discount Notes, step bond to yield 10.793% due 3/1/14	3,588,750
1,850,000	B-	Goodman Global Holding Co. Inc., Sr. Notes, 5.760% due 6/15/12 (b)	1,887,000
1,500,000	B-	THL Buildco Inc., Sr. Notes, 8.500% due 9/1/14 (b)	1,575,000

			7,539,037

Business Services — 1.9%
1,975,000	B-	Advanstar Communications Inc., Sr. Secured Notes, 9.220% due 8/15/08 (c)	2,073,750
2,250,000	B-	Allied Security Escrow Corp., Sr. Sub. Notes, 11.375% due 7/15/11 (b)	2,362,500
1,075,000	B-	Cenveo Corp., Sr. Sub. Notes, 7.875% due 12/1/13	1,005,125
		Iron Mountain Inc., Sr. Sub. Notes:
550,000	B	8.625% due 4/1/13	587,125
2,000,000	B	6.625% due 1/1/16	1,875,000
1,460,000	B+	Mail-Well I Corp., Sr. Notes, 9.625% due 3/15/12	1,609,650

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)	December 31, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE

Business Services — 1.9% (continued)
$1,125,000	CCC-	Muzak LLC/Muzak Finance Corp., Sr. Notes, 10.000% due 2/15/09	$1,053,281

			10,566,431

Capital Goods — 0.2%
1,150,000	B	Terex Corp., Guaranteed Notes, Series B, 10.375% due 4/1/11	1,293,750

Chemicals — 7.1%
1,020,000	BB-	Airgas Inc., Guaranteed Notes, 9.125% due 10/1/11	1,139,850
1,700,000	CCC+	Aventine Renewable Energy Holdings Inc., Secured Notes, 8.50125% due 12/15/11 (b)(c)	1,725,500
2,600,000	B-	BCP Caylux Holdings Luxembourg SCA, Sr. Sub. Notes, 9.625% due 6/15/14 (b)	2,944,500
2,400,000	B+	Equistar Chemicals L.P./Equistar Funding Corp., Sr. Notes, 10.625% due 5/1/11	2,796,000
700,000	BB+	FMC Corp., Medium-Term Notes, Series A, 6.750% due 5/5/05	712,250
15,785,000	CCC+	Huntsman International Holdings LLC, Sr. Discount Notes, zero coupon bond to yield 13.094% due 12/31/09	8,918,525
870,000	B-	Huntsman International LLC, Guaranteed Notes, 9.875% due 3/1/09	959,175
1,750,000	BB	IMC Global Inc., Guaranteed Notes, Series B, 11.250% due 6/1/11	2,030,000
1,750,000	BB-	ISP Chemco Inc., Guaranteed Notes, Series B, 10.250% due 7/1/11	1,986,250
1,715,000	B+	ISP Holdings Inc., Sr. Secured Notes, Series B, 10.625% due 12/15/09	1,907,938
4,150,000	B-	KI Holdings Inc., Sr. Discount Notes, 9.879% due 11/15/14 (b)	2,676,750
		Lyondell Chemical Co., Sr. Secured Notes:
1,745,000	B+	11.125% due 7/15/12	2,080,913
630,000	B+	Series B, 9.875% due 5/1/07	663,075
700,000	BBB-	Methanex Corp., Sr. Notes, 8.750% due 8/15/12	820,750
655,000	B-	OM Group Inc., Guaranteed Notes, 9.250% due 12/15/11	700,850
2,025,000	CCC	Resolution Performance Products Inc., Sr. Sub. Notes, 13.500% due 11/15/10	2,212,313
		Rhodia S.A., Sr. Notes:
250,000	CCC+	7.625% due 6/1/10 (b)	251,875
450,000	CCC+	10.250% due 6/1/10 (b)	508,500
2,750,000	CCC+	Sr. Sub. Notes, 8.875% due 6/1/11 (b)	2,784,375
170,000	B+	Terra Capital Inc., Guaranteed Sr. Notes, 12.875% due 10/15/08	213,350
943,000	BB-	Westlake Chemical Corp., Guaranteed Sr. Notes, 8.750% due 7/15/11	1,070,305

			39,103,044

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)	December 31, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE

Consumer Products — 1.2%
		Service Corp. International:
$1,225,000	BB	Debentures, 7.875% due 2/1/13	$1,338,312
		Notes:
1,365,000	BB	6.875% due 10/1/07	1,428,131
1,715,000	BB	6.500% due 3/15/08	1,779,312
1,880,000	B+	Stewart Enterprises, Inc., Sr. Sub. Notes, 10.750% due 7/1/08	2,044,500

			6,590,255

Containers & Packaging — 2.9%
2,450,000	B+	Anchor Glass Container Corp., Sr. Secured Notes, 11.000% due 2/15/13	2,633,750
1,375,000	B-	Berry Plastics Corp., Guaranteed Sr. Notes, 10.750% due 7/15/12	1,581,250
3,420,000	BB-	Owens-Brockway Glass Container Inc., Guaranteed Sr. Notes, 8.875% due 2/15/09	3,732,075
1,975,000	B+	Plastipak Holdings Inc., Guaranteed Notes, 10.750% due 9/1/11	2,231,750
		Pliant Corp.:
245,000	CCC+	Guaranteed Notes, 13.000% due 6/1/10	240,100
1,100,000	CCC+	Sr. Secured 2nd Lien Notes, 11.125% due 9/1/09	1,204,500
725,000	CCC	Radnor Holdings Corp., Sr. Notes, 11.000% due 3/15/10	625,313
1,550,000	BBB	Sealed Air Corp., Notes, 6.950% due 5/15/09 (b)	1,696,413
		Tekni-Plex Inc.:
1,385,000	CCC	Guaranteed Notes, Series B, 12.750% due 6/15/10	1,322,675
1,000,000	CCC	Sr. Secured Notes, 8.750% due 11/15/13 (b)	1,000,000

			16,267,826

Industrial — 1.8%
1,235,000	NR	Aqua-Chem Inc., Sr. Sub. Notes, 11.250% due 7/1/08 (f)	994,175
435,000	BB-	Case Credit Corp., Notes, 6.750% due 10/21/07	445,875
375,000	BB-	Case New Holland Inc., Sr. Notes, 9.250% due 8/1/11 (b)	419,062
1,075,000	B-	Columbus McKinnon Corp., Sr. Secured Notes, 10.000% due 8/1/10	1,214,750
1,975,000	B	FlowServe Corp., Sr. Sub. Notes, 12.250% due 8/15/10	2,192,250
1,600,000	B-	Invensys Plc, Sr. Notes, 9.875% due 3/15/11 (b)	1,728,000
690,000	B+	NMHG Holding Co., 10.000% due 5/15/09	765,900
625,000	B-	Rexnord Corp., Sr. Sub. Notes, 10.125% due 12/15/12	709,375
1,515,000	B-	Sensus Metering Systems Inc., Sr. Sub. Notes, 8.625% due 12/15/13	1,560,450

			10,029,837

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)	December 31, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE

Industrial Services — 1.3%
		Allied Waste North America Inc., Series B:
$475,000	BB-	Guaranteed Notes, 9.250% due 9/1/12	$516,562
2,000,000	B+	Sr. Notes, 7.375% due 4/15/14	1,925,000
2,580,000	BB-	Sr. Sub. Notes, 8.500% due 12/1/08	2,747,700
1,600,000	CCC+	Brand Services Inc., Sr. Notes, 12.000% due 10/15/12	1,800,000

			6,989,262

Paper & Forest Products — 4.5%
2,250,000	BB-	Abitibi-Consolidated Inc., Debentures, 8.850% due 8/1/30	2,272,500
1,000,000	B+	Ainsworth Lumber Co. Ltd., Sr. Notes, 6.750% due 3/15/14	983,750
2,525,000	B+	Appleton Papers Inc., Sr. Sub. Notes, Series B, 9.750% due 6/15/14	2,802,750
1,550,000	B-	Blue Ridge Paper Products Inc., Sr. Secured Notes, 9.500% due 12/15/08	1,468,625
3,000,000	BB	Bowater Inc., Debentures, 9.500% due 10/15/12	3,449,304
		Buckeye Technologies Inc., Sr. Sub. Notes:
875,000	B	9.250% due 9/15/08	879,375
2,930,000	B	8.000% due 10/15/10	2,944,650
1,875,000	B	JSG Funding Plc, Sr. Notes, 9.625% due 10/1/12	2,100,000
2,500,000	B-	Newark Group Inc., Sr. Sub. Notes, 9.750% due 3/15/14	2,675,000
4,875,000	B	Stone Container Finance, Guaranteed Notes, 7.375% due 7/15/14	5,216,250

			24,792,204

Steel/Metal — 2.6%
1,525,000	B+	AK Steel Corp., Sr. Notes, 7.875% due 2/15/09	1,561,219
2,425,000	B	IMCO Recycling Inc., Sr. Secured Notes, 10.375% due 10/15/10	2,764,500
1,056,000	BBB	Ispat Inland ULC, Secured Notes, 9.750% due 4/1/14	1,309,440
1,315,000	BB	Luscar Coal Ltd., Sr. Notes, 9.750% due 10/15/11	1,499,100
1,600,000	B-	Mueller Group Inc., Sr. Sub. Notes, 10.000% due 5/1/12	1,752,000
1,400,000	B-	Mueller Holdings Inc., step bond to yield 14.984% due 4/15/14	966,000
1,710,000	BBB-	Phelps Dodge Corp., Sr. Notes, 8.750% due 6/1/11	2,087,600
2,110,000	B+	Wolverine Tube Inc., Guaranteed Notes, 10.500% due 4/1/09	2,310,450

			14,250,309

Transportation – Other — 0.5%
1,450,000	B+	General Maritime Corp., Sr. Notes, 10.000% due 3/15/13	1,674,750
960,000	BB+	Windsor Petroleum Transport Corp., Notes, 7.840% due 1/15/21 (b)	1,005,600

			2,680,350

		TOTAL INDUSTRIALS	156,765,827

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)	December 31, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE

INFORMATION TECHNOLOGY — 2.7%
Technology — 2.7%
		Amkor Technology Inc., Sr. Notes:
$900,000	B	9.250% due 2/15/08	$924,750
2,205,000	CCC+	10.500% due 5/1/09	2,216,025
1,555,000	NR	GT Group Telecom Inc., Sr. Discount Notes, step bond to yield 15.233% due 2/1/10 (d)(f )†	156
6,775,000	B	Lucent Technologies Inc., Debentures, 6.450% due 3/15/29	6,165,250
1,950,000	B-	Nortel Networks Corp., Notes, 6.875% due 9/1/23	1,842,750
475,000	B-	Nortel Networks Ltd., Notes, 6.125% due 2/15/06	485,688
895,000	B-	Northern Telecom Capital, Notes, 7.875% due 6/15/26	890,525
2,060,000	BBB-	Thomas & Betts Corp., Medium-Term Notes, 6.625% due 5/7/08	2,206,289

		TOTAL INFORMATION TECHNOLOGY	14,731,433

TELECOMMUNICATION SERVICES — 8.5%
Cellular & PCs — 4.2%
		AirGate PCS, Inc., Sr. Sub. Secured Notes:
1,157,300	CCC-	9.375% due 9/1/09	1,252,777
525,000	CCC+	5.875% due 10/15/11 (b)	542,062
		Alamosa Delaware Inc.:
3,008,000	CCC	Sr. Discount Notes, step bond to yield 11.437% due 7/31/09	3,278,720
568,000	CCC	Sr. Notes, 11.000% due 7/31/10	671,660
		Cingular Wireless LLC:
3,825,000	A	Notes, 8.125% due 5/1/12	4,630,423
		Sr. Notes:
4,425,000	A	7.875% due 3/1/11	5,221,889
100,000	A	8.750% due 3/1/31	135,243
1,350,000	CCC	Dobson Cellular Systems, Secured Notes, 9.875% due 11/1/12 (b)	1,336,500
2,550,000	CCC+	IWO Escrow Co., Secured Notes, 1.000% due 1/15/12 (b)	2,581,875
1,875,000	BB	Nextel Communications, Inc., Sr. Notes, 7.375% due 8/1/15	2,071,875
998,000	B-	Nextel Partners Inc., Sr. Notes, 12.500% due 11/15/09	1,135,225

			22,858,249

Networks — 2.9%
		AT&T Corp., Sr. Notes:
2,250,000	BB+	9.050% due 11/15/11	2,601,562
1,600,000	BB+	9.750% due 11/15/31	1,918,000
4,025,000	BB-	Qwest Corp., Notes, 9.125% due 3/15/12 (b)	4,669,000
		Qwest Services Corp., Notes:
3,990,000	B	14.000% due 12/15/10 (b)	4,817,925
1,583,000	B	14.500% due 12/15/14 (b)	2,010,410

			16,016,897

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)	December 31, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE

Towers — 1.4%
$1,453,000	CCC	American Tower Corp., Sr. Notes, 9.375% due 2/1/09	$1,543,812
985,000	CCC	American Tower Escrow Corp., Discount Notes, zero coupon bond to yield 14.330% due 8/1/08	741,212
		Crown Castle International Corp., Sr. Notes:
2,420,000	CCC	10.750% due 8/1/11	2,637,800
1,150,000	CCC	7.500% due 12/1/13	1,242,000
1,700,000	B-	SpectraSite Inc., Sr. Notes, 8.250% due 5/15/10	1,823,250

			7,988,074

		TOTAL TELECOMMUNICATION SERVICES	46,863,220

UTILITIES — 6.4%
Electric Utilities — 5.2%
		The AES Corp., Sr. Notes:
3,855,000	B-	9.500% due 6/1/09	4,404,337
100,000	B-	7.750% due 3/1/14	109,000
2,550,000	B+	Allegheny Energy Supply Statutory Trust 2001, Secured Notes, 10.250% due 11/15/07 (b)	2,907,000
		Calpine Corp.:
4,710,000	B	2nd Priority Sr. Secured Notes, 8.500% due 7/15/10 (b)	4,062,375
15,000	CCC+	Sr. Notes, 8.625% due 8/15/10	11,550
1,215,000	B	Sr. Secured Notes, 8.750% due 7/15/13 (b)	1,008,450
		Edison Mission Energy, Sr. Notes:
1,750,000	B	10.000% due 8/15/08	2,016,875
800,000	B	7.730% due 6/15/09	864,000
3,000,000	B	9.875% due 4/15/11	3,570,000
1,225,000	NR	Mirant Americas Generation LLC, Sr. Notes, 9.125% due 5/1/31 (d)	1,283,188
5,150,000	B	NRG Energy, Inc., 2nd Priority Sr. Secured Notes, 8.000% due 12/15/13 (b)	5,639,250
2,350,000	B	Orion Power Holdings Inc., Sr. Notes, 12.000% due 5/1/10	2,996,250

			28,872,275

Gas Utilities — 1.2%
		Reliant Resources, Inc., Secured Notes:
2,925,000	B+	9.250% due 7/15/10	3,276,000
2,725,000	B+	9.500% due 7/15/13	3,109,906

			6,385,906

		TOTAL UTILITIES	35,258,181

		TOTAL CORPORATE BONDS AND NOTES (Cost — $474,372,272)	511,346,209

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)	December 31, 2004

FACE AMOUNT	RATING(a)	SECURITY	VALUE

CONVERTIBLE BONDS — 0.4%
INFORMATION TECHNOLOGY — 0.4%
Technology — 0.4%
$4,405,000	B	Sanmina-SCI Corp., Sub. Debentures, zero coupon bond to yield 5.385% due 9/12/20 (Cost — $2,264,888)	$2,323,637

SHARES

CONVERTIBLE PREFERRED STOCK — 1.0%
TELECOMMUNICATION SERVICES — 1.0%
Cellular & PCs — 0.8%
4,660		Alamosa Holdings, Inc., Series B, 7.500% due 7/31/13	4,372,245

Towers — 0.2%
19,800		Crown Castle International Corp., 6.250% due 8/15/12	970,200

		TOTAL TELECOMMUNICATION SERVICES	5,342,445

		TOTAL CONVERTIBLE PREFERRED STOCK (Cost — $2,063,871)	5,342,445

COMMON STOCK (e) — 0.8%
CONSUMER DISCRETIONARY — 0.3%
International Cable — 0.3%
87,708		Telewest Global, Inc.	1,541,907

CONSUMER STAPLES — 0.0%
Food Processing/Beverages/Tobacco — 0.0%
73,499		Aurora Foods, Inc. (f)†	0

INDUSTRIALS — 0.0%
Aerospace & Defense — 0.0%
3,259		Northrop Grumman Corp.	177,159

Business Services — 0.0%
7,966		Outsourcing Solutions, Inc.†	27,881

		TOTAL INDUSTRIALS	205,040

INFORMATION TECHNOLOGY — 0.1%
Technology — 0.1%
1,372		Freescale Semiconductor Inc., Class B Shares	25,190
12,427		Motorola, Inc.	213,744

		TOTAL INFORMATION TECHNOLOGY	238,934

TELECOMMUNICATION SERVICES — 0.4%
Cellular & PCs — 0.3%
47,800		AirGate PCS, Inc.	1,701,680
20,125		Weblink Wireless, Inc. (b)(f)†	201

			1,701,881

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)	December 31, 2004

SHARES	SECURITY	VALUE

Competitive Local Exchange Carrier — 0.0%
3,736	McLeodUSA, Inc., Class A Shares	$2,690

Towers — 0.1%
35,253	Crown Castle International Corp.	586,610

	TOTAL TELECOMMUNICATION SERVICES	2,291,181

	TOTAL COMMON STOCK
	(Cost — $8,835,977)	4,277,062

WARRANTS

WARRANTS (e) — 0.0%
CONSUMER DISCRETIONARY — 0.0%
Cable & Media — 0.0%
6,725	Iridium World Communications Ltd., Expire 7/15/05 (b)(f)†	67

Publishing/ Printing — 0.0%
1,765	Merrill Corp., Class B Shares, Expire 5/1/09 (b)(f )†	0

	TOTAL CONSUMER DISCRETIONARY	67

INDUSTRIALS — 0.0%
Containers & Packaging — 0.0%
245	Pliant Corp., Expire 6/1/10 (b)(f)	3

Steel/Metal — 0.0%
1,075	Mueller Group Inc., Expire 4/15/14 (b)	75,519

	TOTAL INDUSTRIALS	75,522

INFORMATION TECHNOLOGY — 0.0%
Technology — 0.0%
1,705	Cybernet Internet Services International, Inc., Expire 7/1/09 (b)(f)†	0
1,555	GT Group Telecom Inc., Expire 2/1/10 (b)(f )†	0
3,510	Viasystems Group Inc., Expire 1/31/10 (f)†	0
6,135	WAM!NET Inc., Expire 3/1/05 (f)	61

	TOTAL INFORMATION TECHNOLOGY	61

TELECOMMUNICATION SERVICES — 0.0%
Cellular & PCs — 0.0%
1,155	Horizon PCS Inc., Expire 10/1/10 (b)(f)†	0
1,185	IWO Holdings Inc., Expire 1/15/11 (b)(f)†	12

		12

Competitive Local Exchange Carrier — 0.0%
6,975	RSL Communications, Ltd., Expire 11/15/06 (f)†	0

Networks — 0.0%
1,000	Jazztel Plc, Expire 7/15/10†	0

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)	December 31, 2004

WARRANTS	SECURITY	VALUE

Towers — 0.0%
985	American Tower Corp., Expire 8/1/08 (b)	$227,043

	TOTAL TELECOMMUNICATION SERVICES	227,055

	TOTAL WARRANTS (Cost — $1,541,871)	302,705

FACE AMOUNT

REPURCHASE AGREEMENT — 3.6%
$19,779,000	UBS Securities LLC dated 12/31/04, 2.170% due 1/3/05; Proceeds at maturity — $19,782,577; (Fully collateralized by various U.S. government agency obligations, 0.000% to 8.500% due 1/18/05 to 3/1/26; Market value — $20,077,914) (Cost — $19,779,000)	19,779,000

	TOTAL INVESTMENTS — 98.8%
	(Cost — $508,857,879**)	543,371,058
	Other Assets in Excess of Liabilities — 1.2%	6,533,770

	TOTAL NET ASSETS — 100.0%	$549,904,828

(a)	All ratings are by Standard & Poor’s Ratings Service, except for those identified by an asterisk (*), which are rated by Moody’s Investors Service.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to the guidelines approved by the Board of Directors, unless otherwise noted.

(c)	Interest rate shown reflects current rate on instruments with variable rates.
(d)	Security is currently in default.
(e)	Non-income producing security.
(f)	Security has been deemed illiquid.
†	Security is valued in good faith at fair value by or under the direction of the Board of Directors.
**	Aggregate cost for federal income tax purposes is substantially the same.

See page 17 for definitions of ratings.
See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor's Ratings Service ("Standard & Poor's")-- Ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or a minus (-) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated "AAA" have the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA	—	Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issue only in a small degree.

A	—	Bonds rated "A" have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB	—	Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

BB, B, CCC, CC and C	—	Bonds rated "BB", "B", "CCC", "CC" and "C" are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" represents the lowest degree of speculation and "C" the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	—	Bonds rated "D" are in default, and payment of interest and/or repayment of principal is in arrears.

Moody's Investors Service ("Moody's") -- Numerical modifiers 1, 2 and 3 may be applied to each generic rating from "Aa" to "Caa", where 1 is the highest and 3 the lowest rating within its generic category.

Aa	—	Bonds rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

A	—	Bonds rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa	—	Bonds rated "Baa" are considered to be medium grade obligations; that is, they are neither highly protected nor poorly secured. Interest payment and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba	—	Bonds rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B	—	Bonds rated "B" generally lack characteristics of desirable investments. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa	—	Bonds rated "Caa" are of poor standing. These issues may be in default, or there may be present elements of danger with respect to principal or interest.

Ca	—	Bonds rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C	—	Bonds rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NR	—	Indicates that the bond is not rated by Standard & Poor's or Moody's.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The High Income Opportunity Fund Inc. (“Fund”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Fixed income securities are valued at the mean between bid and asked prices provided by an independent pricing service that are based on transactions in corporate obligations, quotations from corporate bond dealers, market transactions in comparable securities and various relationships between securities. Securities listed or traded on national securities exchanges or reported on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price. When market quotations  or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

Notes to Schedule of Investments (unaudited) (continued)

(d) Credit and Market Risk. The Fund invests in high-yield instruments that are subject to certain credit and market risks. The yields of high-yield debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment-grade typically involves risks not associated with higher rated securities including, among others, greater risk of timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

2. Investments

At December 31, 2004, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$60,291,952
Gross unrealized depreciation	(25,778,773)

Net unrealized appreciation	$34,513,179

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

High Income Opportunity Fund Inc.

By R. Jay Gerken

R. Jay Gerken

Chief Executive Officer

Date: February 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By R. Jay Gerken

R. Jay Gerken

Chief Executive Officer

Date: February 25, 2005

By Robert J. Brault;

Robert J. Brault

Chief Financial Officer

Date: February 25, 2005